Postemployment Benefits Benefit Plans - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, net periodic benefit cost/(credit) reversal	$ 42,000,000
Defined benefit plan, amortization of prior service cost/(credit) reversal	$ 28,000,000
Defined contribution plans, cost		$ 88,000,000	$ 85,000,000	$ 78,000,000
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation		4,500,000,000	4,100,000,000
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation		2,100,000,000	1,700,000,000
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Net asset/(liability) recognized		988,000,000	918,000,000
Pension Plans | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Settlements		0	190,000,000
Employer contributions		0	0
Estimated future employer contributions in 2020		0
Curtailments		0	0	0
Pension Plans | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Settlements		0	1,221,000,000
Employer contributions		19,000,000	57,000,000
Estimated future employer contributions in 2020		19,000,000
Curtailments		0	1,000,000	0
Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
Net asset/(liability) recognized		(199,000,000)	(250,000,000)
Employer contributions		13,000,000	19,000,000	1,200,000,000
Estimated future employer contributions in 2020		15,000,000
Future amortization of prior service credits, 2020		123,000,000
Future amortization of prior service credits, 2021		8,000,000
Future amortization of prior service credits, 2022		6,000,000
Future amortization of prior service credits, 2023		6,000,000
Future amortization of prior service credits, 2024		2,000,000
Curtailments		5,000,000	$ 0	$ 177,000,000
Employer contributions excluding Medicare D subsidy		$ 12,000,000
Fixed income securities | Pension Plans | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations		85.00%
Fixed income securities | Pension Plans | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations		78.00%
Fixed income securities | Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations		70.00%
Return seeking assets | Pension Plans | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations		15.00%
Return seeking assets | Pension Plans | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations		22.00%
Return seeking assets | Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations		30.00%
Minimum | Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
Year that health care cost trend rate reaches the ultimate trend rate		2020
Maximum | Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
Year that health care cost trend rate reaches the ultimate trend rate		2030